Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Schedule of Disclosure of Company's Recurring Fair Value Measurements Within Fair Value Hierarchy and Summary of Changes in Fair Value of Level 3 Financial Assets
The following tables present the Company's recurring fair value measurements within the fair value hierarchy. The Company did not have non-recurring fair value measurements as at December 31, 2022 and December 31, 2021 (in thousands $).

Short-term investments

Dec. 31, 2022	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	1,012	804	47	1,863
Private holdings	—	—	1,485	1,485
Total net recurring fair value measurements	1,012	804	1,532	3,348

Dec. 31, 2021	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	1,790	2,188	135	4,113
Private holdings	—	—	2,020	2,020
Total net recurring fair value measurements	1,790	2,188	2,155	6,133

Co-investments

Dec. 31, 2022	Level 1	Level 2	Level 3	Total

Co-investments (1)	10,279	63,294	—	73,573
Total net recurring fair value measurements	10,279	63,294	—	73,573

Dec. 31, 2021	Level 1	Level 2	Level 3	Total

Co-investments	—	68,765	—	68,765
Total net recurring fair value measurements	—	68,765	—	68,765
(1) Co-investments also include investments made in funds which we consolidate that directly hold publicly traded equities or precious metals.
Other assets

Dec. 31, 2022	Level 1	Level 2	Level 3	Total

Digital gold strategies	—	—	3,778	3,778
Assets attributable to non-controlling interest	3,248	8,053	—	11,301
Total net recurring fair value measurements	3,248	8,053	3,778	15,079

Dec. 31, 2021	Level 1	Level 2	Level 3	Total

Digital gold strategies	—	—	7,060	7,060
Assets attributable to non-controlling interest	—	3,780	—	3,780
Total net recurring fair value measurements	—	3,780	7,060	10,840

The following tables provides a summary of changes in the fair value of Level 3 financial assets (in thousands $):
Short-term investments

	Changes in the fair value of Level 3 measurements - Dec. 31, 2022
	Dec. 31, 2021	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2022
Share purchase warrants	135	(44)	—	(44)	47
Private holdings	2,020	—	—	(535)	1,485
Total	2,155	(44)	—	(579)	1,532

	Changes in the fair value of Level 3 measurements - Dec. 31, 2021
	Dec. 31, 2020	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2021
Share purchase warrants	271	61	(3)	(194)	135
Private holdings	1,993	—	—	27	2,020
Total	2,264	61	(3)	(167)	2,155
Co-investments

Changes in the fair value of Level 3 measurements - Dec. 31, 2022
	Dec. 31, 2021	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2022
Co-investments	—	—	—	—	—
Total	—	—	—	—	—

	Changes in the fair value of Level 3 measurements - Dec. 31, 2021
	Dec. 31, 2020	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2021
Co-investments	6,441	(6,441)	—	—	—
Total	6,441	(6,441)	—	—	—

Other assets

	Changes in the fair value of Level 3 measurements - Dec. 31, 2022
	Dec. 31, 2021	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2022
Digital gold strategies	7,060	—	—	(3,282)	3,778
Total	7,060	—	—	(3,282)	3,778

	Changes in the fair value of Level 3 measurements - Dec. 31, 2021
	Dec. 31, 2020	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2021
Digital gold strategies	11,518	100	(2,000)	(2,558)	7,060
Total	11,518	100	(2,000)	(2,558)	7,060

Description of Valuation Techniques Used in Company's Fair Value Measurements
The following table presents the valuation techniques used by the Company in measuring fair values:

Type	Valuation technique
Public equities, precious metals and share purchase warrants	Fair values are determined using publicly available prices or pricing models which incorporate all available market-observable inputs.
Alternative funds and private equity funds	Fair values are based on the last available net asset value.
Fixed income securities	Fair values are based on independent market data providers or third-party broker quotes.
Private holdings (including digital gold strategies)	Fair values based on variety of valuation techniques, including discounted cash flows, comparable recent transactions and other techniques used by market participants.